Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica Aegon U.S. Government Securities VP
Transamerica Morgan Stanley Capital Growth VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
* * *
Transamerica Aegon U.S. Government Securities VP
Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will reduce its management fee schedule and sub‑advisory fee schedule as set forth below. Also as set forth below, the expense cap on each class of the portfolio will be reduced, and the term of the expense cap on each class will be extended.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.51%	0.51%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.55%	0.80%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$56	$176	$307	$689
Service Class	$82	$255	$444	$990
* * *
Transamerica Morgan Stanley Capital Growth VP
Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will reduce its management fee schedule and sub‑advisory fee schedule as set forth below.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial
Management fees[1]	0.68%
Distribution and service (12b‑1) fees	None
Other expenses[2]	0.07%
Total annual fund operating expenses	0.75%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$77	$240	$417	$930
* * *
Investors Should Retain this Supplement for Future Reference
November 1, 2023

Transamerica AEGON U.S. Government Securities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica Aegon U.S. Government Securities VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
* * *
Transamerica Aegon U.S. Government Securities VP
Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will reduce its management fee schedule and sub‑advisory fee schedule as set forth below. Also as set forth below, the expense cap on each class of the portfolio will be reduced, and the term of the expense cap on each class will be extended.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.51%	0.51%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.55%	0.80%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$56	$176	$307	$689
Service Class	$82	$255	$444	$990
* * *
Investors Should Retain this Supplement for Future Reference
November 1, 2023

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value ofyour investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Transamerica AEGON U.S. Government Securities VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	$ 689
Transamerica AEGON U.S. Government Securities VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	$ 990
Transamerica Morgan Stanley Capital Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica Morgan Stanley Capital Growth VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
* * *
Transamerica Morgan Stanley Capital Growth VP
Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will reduce its management fee schedule and sub‑advisory fee schedule as set forth below.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial
Management fees[1]	0.68%
Distribution and service (12b‑1) fees	None
Other expenses[2]	0.07%
Total annual fund operating expenses	0.75%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$77	$240	$417	$930
* * *
Investors Should Retain this Supplement for Future Reference
November 1, 2023

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage ofthe value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Transamerica Morgan Stanley Capital Growth VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	$ 930

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.